ENTITY-WIDE DISCLOSURES - Schedule of Disclosure of Non-current Assets Allocated To Geographic Areas (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	$ 1,069,845	$ 1,073,226
Property, plant and equipment	176,182,229	160,756,328
Right-of-use assets	81,775,663	60,508,354	$ 60,902,362
Intangible assets	183,774,880	151,364,023
Contract asset	13,514,341	13,211,006
Non-current assets	456,316,958	386,912,937
Canada
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	782,197	708,440
Property, plant and equipment	84,928,648	81,602,840
Right-of-use assets	33,873,697	10,836,851
Intangible assets	175,516,114	144,213,010
Contract asset	13,514,341	13,211,006
Non-current assets	308,614,997	250,572,147
United States
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	287,648	364,786
Property, plant and equipment	91,253,581	79,153,488
Right-of-use assets	47,901,966	49,671,503
Intangible assets	8,258,766	7,151,013
Contract asset	0	0
Non-current assets	$ 147,701,961	$ 136,340,790